Earnings per Share	12 Months Ended
Dec. 31, 2018
Disclosure of Earnings per Share [Abstract]
Disclosure of Earnings Per Share
37.	Earnings per Share

(a)	Basic earnings per share for the years ended December 31, 2016, 2017 and 2018 were calculated as follows:

	For the years ended December 31,
	2016	2017	2018
	(in thousands, except for per share data)
Profit attributable to AUO’s shareholders	$9,965,129	42,609,500	13,071,646
Weighted-average number of common shares outstanding during the year (basic)	9,624,245	9,624,245	9,624,245
Basic earnings per share	$1.04	4.43	1.36

(b)	Diluted earnings per share for the years ended December 31, 2016, 2017 and 2018 were calculated as follows:

	For the years ended December 31,
	2016	2017	2018
	(in thousands, except for per share data)
Profit attributable to AUO’s shareholders	$9,965,129	42,609,500	13,071,646
Weighted-average number of common shares outstanding during the year (including the effect of dilutive potential common stock):
Weighted-average number of common shares (basic)	9,624,245	9,624,245	9,624,245
Effect of employee remuneration in stock	107,547	347,903	164,609
Weighted-average number of common shares (diluted)	9,731,792	9,972,148	9,788,854
Diluted earnings per share	$1.02	4.27	1.34